Cover Page	Jun. 08, 2021
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jun. 08, 2021
Entity Registrant Name	Huntington Bancshares Incorporated
Entity Central Index Key	0000049196
Entity Incorporation, State or Country Code	MD
Entity File Number	1-34073
Entity Tax Identification Number	31-0724920
Entity Address, Address Line One	41 South High Street
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43287
City Area Code	614
Local Phone Number	480-2265
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	Huntington Bancshares Incorporated (“Huntington”) is filing this amendment to its Current Report on Form 8-K originally filed on June 9, 2021 (the “Original Filing”), to provide information about the committee assignments of the new directors reported as appointed in the Original Filing. Other than the additional disclosure provided herein, no other disclosure reported in the Original Filing is amended pursuant to this amendment.
5.875% Series C Non-Cumulative, perpetual preferred stock
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of 5.875% Series C Non-Cumulative, perpetual preferred stock)
Trading Symbol	HBANN
Security Exchange Name	NASDAQ
6.250% Series D Non-Cumulative, perpetual preferred stock
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of 6.250% Series D Non-Cumulative, perpetual preferred stock)
Trading Symbol	HBANO
Security Exchange Name	NASDAQ
Common Stock-Par Value $0.01 per share
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock—Par Value $0.01 per Share
Trading Symbol	HBAN
Security Exchange Name	NASDAQ
Series H Preferred Stock
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of 4.500% Series H Non-Cumulative, perpetual preferred stock)
Trading Symbol	HBANP
Security Exchange Name	NASDAQ
Series I Preferred Stock
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/100th interest in a share of 5.70% Series I Non-Cumulative, perpetual preferred stock)
Trading Symbol	HBANM
Security Exchange Name	NASDAQ